Stock-based Compensation - Stock Units Activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
RSUs
Number of RSUs
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	6,581,369
Vested (in shares) | shares	(568,826)
Forfeited (in shares) | shares	(182,662)
Ending balance (in shares) | shares	5,829,881
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	10.96
Vested (in dollars per share) | $ / shares	10.59
Forfeited (in dollars per share) | $ / shares	13.70
Ending balance (in dollars per share) | $ / shares	$ 10.91
PSUs
Number of RSUs
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	2,437,500
Vested (in shares) | shares	0
Forfeited (in shares) | shares	0
Ending balance (in shares) | shares	2,437,500
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	6.40
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Ending balance (in dollars per share) | $ / shares	$ 6.40